UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan 1055 Maitland Center Commons __ Maitland, FL	32751
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT

JUNE 30, 2007 (UNAUDITED)

TIMOTHY PLAN FAMILY OF FUNDS:

Conservative Growth Portfolio Variable Series

Strategic Growth Portfolio Variable Series

LETTER FROM THE PRESIDENT

June 30, 2007

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

I think someone has been messing with the calendar. Although this letter introduces our Semi-Annual Report, it seems like only a few weeks have passed since I was writing the one for our Annual Report. I am pleased to report, however, that things are going well for your Timothy Plan Variable Funds. As you can see from the report, both of our asset-allocation variable sub-accounts have produced positive returns thus far in 2007. Granted, the market has been somewhat volatile at times, nevertheless the end result – thus far at least – has been rather pleasant.

I would like to call your attention to a couple of changes that have occurred since our last report:

1.

We added two new funds (an International Fund and a High-Yield Bond Fund) to our product mix on May 1st of this year and, although they have only been in operation a little less than two months, we couldn’t be more pleased with our sub-advisors and their performance.

2.

With the addition of these two new funds and, as a result of a proxy vote approval by shareholders, the underlying fund composition of our two asset-allocation portfolios (Strategic Growth and Conservative Growth) changed May 1st to incorporate the new funds.

Although our investment strategy and commitment has not changed over the years, I thought it might be prudent to provide a little refresher for you, our shareholders. Here are the three things we ask of our sub-advisors – in priority order:

1.	Do not violate our moral screens. We do the research and provide each of our sub-advisors with our list of prohibited companies.

2.

Preservation of principal is job #1. In the investment world it is impossible to guarantee results or against potential loss of value but we do require our sub-advisors to manage Timothy Plan money as conservatively as possible.

3.

Finally, after honoring the first two points, we ask our sub-advisors to do their best to out-perform their appropriate index over a full market cycle – which we estimate to be approximately five years.

We believe this to be the Biblical model as opposed to the over-emphasis on performance employed by a large segment of the investment industry. Performance is certainly important but I have seen too much evidence of disappointment and disillusionment experienced by investors when the sole emphasis is on performance. Bottom line: we take our stewardship responsibility over your assets very seriously. Thank you once again for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Timothy Plan Letter from the President [1]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

None

Timothy Plan Officers and Trustees [2]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL Born: 1947	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 903 S. Stewart Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL Born: 1949	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens' Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.

			None

Timothy Plan Officers and Trustees [3]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL Born: 1930	Trustee	Indefinite; Trustee since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.

			None

Timothy Plan Officers and Trustees [4]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO Born: 1951	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)

None

Timothy Plan Officers and Trustees [5]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2007

FUND PROFILE (Unaudited):

Industries (% of Net Assets)
Fixed Income	39.51%
Mid & Large Cap Value	20.09%
International	15.10%
Small-Cap Value	10.01%
Mid & Large Cap Growth	9.97%
Aggressive Growth	4.98%
Cash & Equivalents	0.13%
Other Assets Less Liabilities	0.21%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Timothy Plan Top Ten Holdings / Industries [6]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2007

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses my not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 Through June 30, 2007
Actual	$1,000.00	$1,067.55	$3.06
Hypothetical (5% return before expenses)	1,000.00	$1,021.84	$2.99

*

Expenses are equal to the Fund’s annualized expense ratio of 0.60%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of 6.75% for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [7]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

MUTUAL FUNDS (A) – 99.66%

number of shares		market value
213,244	Timothy Aggressive Growth Fund *	$1,648,376
1,004,264	Timothy Fixed Income Fund	9,811,654
333,951	Timothy High Yield Bond Fund	3,256,024
488,326	Timothy International Fund *	4,995,574
418,709	Timothy Large/Mid-Cap Growth Fund *	3,299,428
411,391	Timothy Large/Mid-Cap Value Fund	6,643,966
198,886	Timothy Small-Cap Value Fund	3,309,465

	Total Mutual Funds (cost $31,952,180)	32,964,487

SHORT TERM INVESTMENTS – 0.13%

number of shares		market value
44,107	Fidelity Institutional Money Market, 5.18% (B)	44,107

	Total Short-Term Investments (cost $44,107)	44,107

	Total Investments (cost $31,996,287) - 99.79%	$33,008,594

	OTHER ASSETS LESS LIABILITIES - 0.21%	68,472

	Net Assets - 100.00%	$33,077,066

*	Non-income producing securities.
(A)	Affiliated Funds - Class A Shares.
(B)	Variable rate security; the yield shown represents the rate at June 30, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [8]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Market Value (cost $44,107) [NOTE 1]	$44,107
Investments in Affiliated Securities at Market Value (cost $31,952,180) [NOTE 1]	32,964,487
Receivables:
For Fund Shares Sold	4,234
Dividends	135,083
Interest	784
Prepaid Expenses	1,251

Total Assets	33,149,946

LIABILITIES

amount
Payable for Fund Shares Redeemed	$40,852
Payable to Adviser	2,708
Payable to Affiliates	13,505
Accrued Expenses	15,815

Total Liabilities	72,880

NET ASSETS

amount
Net Assets	$33,077,066

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$29,632,596
Accumulated Undistributed Net Investment Income	186,604
Accumulated Undistributed Net Realized Gain on Investments	2,245,559
Net Unrealized Appreciation in Value of Investments	1,012,307

Net Assets	$33,077,066

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	2,552,965

Net Asset Value, Offering and Redemption Price Per Share ($33,077,066 / 2,552,965 Shares)	$12.96

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [9]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest (includes $5,371 from Unaffiliated Funds)	$51,654
Dividends from Affiliated Funds	221,446

Total Investment Income	273,100

EXPENSES

amount
Investment Advisory Fees [Note 3]	14,906
Fund Accounting , Transfer Agency & Administration Fees	26,775
Participation Fees	37,264
Audit Fees	3,300
Printing Expense	2,063
Legal Expense	1,925
Custodian Fees	1,810
Miscellaneous Expense	813
Insurance Expense	144

Total Expenses	89,000

Net Investment Income	184,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments in Affiliated Funds	1,558,294
Change in Unrealized Appreciation (Depreciation) of Investments	179,154

Net Realized and Unrealized Gain on Investments	1,737,448

Increase in Net Assets Resulting from Operations	$1,921,548

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [10]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income	$184,100	$726,463
Net Realized Gain on Investments	1,558,294	55,700
Capital Gain Distributions from Investment Companies	—	671,428
Net Change in Unrealized Appreciation (Depreciation) of Investments	179,154	345,744

Net Increase in Net Assets (resulting from operations)	1,921,548	1,799,335

Distributions to Shareholders:
Net Investment Income	—	(727,875)
Net Realized Gains	—	(597,832)

Total Distributions to Shareholders	—	(1,325,707)

Capital Share Transactions:
Proceeds from Shares Sold	6,332,433	13,154,180
Dividends Reinvested	—	1,325,707
Cost of Shares Redeemed	(1,899,862)	(1,827,179)

Increase in Net Assets (resulting from capital share transactions)	4,432,571	12,652,708

Total Increase in Net Assets	6,354,119	13,126,336

Net Assets:
Beginning of period	26,722,947	13,596,611

End of period	$33,077,066	$26,722,947

Accumulated Undistributed Net Investment Income	$186,604	$2,504

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	502,129	1,083,035
Shares Reinvested	—	108,843
Shares Redeemed	(149,918)	(150,773)

Net Increase in Number of Shares Outstanding	352,211	1,041,105

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [11]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

six months ended 6/30/2007 (Unaudited)	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	period ended 12/31/02 (A)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.14	$11.72	$11.18	$10.55	$8.97	$10.00

Income from Investment Operations:
Net Investment Income	0.07	0.35	0.05	(B)	0.03	(B)	0.02	(B)	0.07	(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.75	0.73	0.55	0.60	1.56	(1.07)

Total from Investment Operations	0.82	1.08	0.60	0.63	1.58	(1.00)

Less Distributions:
Dividends from Net Investment Income	—	(0.36)	(0.03)	—	—	(0.03)
Dividends from Realized Gains	—	(0.30)	(0.03)	—	—	—

Total Distributions	—	(0.66)	(0.06)	—	—	(0.03)

Net Asset Value at End of Period	$12.96	$12.14	$11.72	$11.18	$10.55	$8.97

Total Return (C)	6.75	%(D)	9.16%	5.33%	5.97%	17.61%	(10.00	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$33,077	$26,723	$13,597	$6,396	$3,683	$1,505

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (E)	0.60	%(G)	0.72%	0.78%	0.65%	0.85%	3.09	%(G)
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (E)	0.60	%(G)	0.72%	0.85%	0.85%	0.85%	0.85	%(G)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (E)(F)	1.23	%(G)	3.59%	0.48%	0.74%	0.36%	(1.45	)%(G)
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (E)(F)	1.23	%(G)	3.59%	0.41%	0.54%	0.36%	0.79	%(G)

Portfolio Turnover	32.41%	2.04%	1.25%	2.26%	2.30%	6.48%

(A)	For the period May 1, 2002 (commencement of operations) to December 31, 2002.
(B)	Net Investment Income was calculated using average shares method.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been lower if certain expenses had not been reimbursed or waived for the years in which waiver/reimbursement occurred.

(D)	For periods of less than one full year, total returns are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(F)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	Annualized

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [12]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2007

FUND PROFILE (Unaudited):

Industries (% of Net Assets)
International	25.45%
Mid & Large Cap Growth	20.09%
Mid & Large Cap Value	19.98%
Small Cap Value	12.51%
Aggressive Growth	12.25%
Fixed Income	9.91%
Liabilities in Excess of Other Assets	(0.19)%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007, through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Timothy Plan Top Ten Holdings / Industries [13]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2007

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses my not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 Through June 30, 2007
Actual	$1,000.00	$1,093.62	$3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.68	3.15

*

Expenses are equal to the Fund’s annualized expense ratio of 0.63%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of 9.36% for the six-month period of January 1, 2007, to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [14]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

MUTUAL FUNDS (A) – 100.19%

number of shares		market value
260,527	Timothy Aggressive Growth Fund *	$2,013,873
167,024	Timothy High Yield Bond Fund	1,628,478
408,998	Timothy International Fund *	4,184,052
419,125	Timothy Large/Mid-Cap Growth Fund *	3,302,708
203,381	Timothy Large/Mid-Cap Value Fund	3,284,606
123,647	Timothy Small-Cap Value Fund	2,057,479

	Total Mutual Funds (cost $15,023,585)	16,471,196

	Total Investments (cost $15,023,585) - 100.19%	$16,471,196

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.19)%	(31,908)

	Net Assets - 100.00%	$16,439,288

*	Non-income producing securities.
(A)	Affiliated Funds - Class A Shares.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [15]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS

amount
Investments in Affiliated Securities at Market Value (cost $15,023,585) [NOTE 1]	$16,471,196
Receivables:
Fund Shares Sold	171
Dividends	11,959
Interest	165
Prepaid Expenses	650

Total Assets	16,484,141

LIABILITIES

amount
Payable for Fund Shares Redeemed	$304
Payable to Adviser	1,363
Payable to Affiliates	6,904
Payable to Custodian	25,310
Accrued Expenses	10,972

Total Liabilities	44,853

NET ASSETS

amount
Net Assets	$16,439,288

SOURCES OF NET ASSETS

amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$13,323,960
Accumulated Undistributed Net Investment (Loss)	(17,256)
Accumulated Undistributed Net Realized Gain on Investments	1,684,973
Net Unrealized Appreciation in Value of Investments	1,447,611

Net Assets	$16,439,288

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	1,245,376

Net Asset Value, Offering and Redemption Price Per Share ($16,439,288 / 1,245,376 Shares)	$13.20

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [16]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME

amount
Interest	$2,144
Dividends from Affiliated Funds	29,222

Total Investment Income	31,366

EXPENSES

amount
Investment Advisory Fees [Note 3]	7,749
Fund Accounting, Transfer Agency & Administration Fees	13,926
Participation Fees	19,372
Miscellaneous Expense	2,413
Audit Fees	1,717
Custodian Fees	1,267
Printing Fees	1,073
Legal Expense	1,001
Insurance Expense	104

Total Expenses	48,622

Net Investment (Loss)	(17,256)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments in Affiliated Funds	1,057,922
Change in Unrealized Appreciation (Depreciation) of Investments	356,906

Net Realized and Unrealized Gain on Investments	1,414,828

Increase in Net Assets Resulting from Operations	$1,397,572

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [17]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment Income (Loss)	$(17,256)	$261,404
Net Realized Gain on Investments	1,057,922	106,125
Capital Gain Distributions from Investment Companies	—	661,173
Change in Unrealized Appreciation (Depreciation) of Investments	356,906	99,726

Net Increase in Net Assets (resulting from operations)	1,397,572	1,128,428

Distributions to Shareholders:
Net Income	—	(261,404)
Net Realized Gains	—	(540,046)

Total Distributions to Shareholders	—	(801,450)

Capital Share Transactions:
Proceeds from Shares Sold	1,730,740	4,758,582
Dividends Reinvested	—	801,450
Cost of Shares Redeemed	(959,850)	(1,276,179)

Increase in Net Assets (resulting from capital share transactions)	770,890	4,283,853

Total Increase in Net Assets	2,168,462	4,610,831

Net Assets:
Beginning of period	14,270,826	9,659,995

End of period	$16,439,288	$14,270,826

Accumulated Undistributed Net Investment Income (Loss)	$(17,256)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	138,093	391,478
Shares Reinvested	—	66,072
Shares Redeemed	(75,407)	(104,473)

Net Increase in Number of Shares Outstanding	62,686	353,077

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [18]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 6/30/2007 (Unaudited)		year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03		period ended 12/31/02 (A)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.07		$11.64	$11.18		$10.34		$8.25		$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		0.23	(0.05	)(B)	(0.01	)(B)	(0.02	)(B)	(0.01	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.14		0.91	0.71		0.85		2.11		(1.74)

Total from Investment Operations	1.13		1.14	0.66		0.84		2.09		(1.75)

Less Distributions:
Dividends from Net Investment Income	—		(0.23)	—		—		—		—
Dividends from Realized Gains	—		(0.48)	(0.20)		—		—		—

Total Distributions	—		(0.71)	(0.20)		—		—		—

Net Asset Value at End of Period	$13.20		$12.07	$11.64		$11.18		$10.34		$8.25

Total Return (C)	9.36	%(D)	9.83%	5.89%		8.12%		25.33%		(17.50	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$16,439		$14,271	$9,660		$7,407		$4,162		$1,337

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (E)	0.63	%(G)	0.72%	0.79%		0.72%		0.85%		5.14	%(G)
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (E)	0.63	%(G)	0.72%	0.85%		0.85%		0.85%		0.85	%(G)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (E)(F)	(0.22	)%(G)	2.21%	(0.42)%		0.03%		(0.41)%		(4.52	)%(G)
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (E)(F)	(0.22	)%(G)	2.21%	(0.48)%		(0.10)%		(0.41)%		(0.23	)%(G)

Portfolio Turnover	38.41%		2.62%	3.43%		8.79%		4.94%		0.00%

(A)	For the period May 1, 2002 (commencement of operations) to December 31, 2002.
(B)	Net Investment Income was calculated using average shares method.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been lower if certain expenses had not been reimbursed or waived for the years in which waiver/reimbursement occurred.

(D)	For periods of less than one full year, total returns are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(F)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [19]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, High Yield Bond Fund, International Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, Fixed Income Fund, High Yield Bond Fund, International Fund and the Money Market Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees (the “Board). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to review and supervision of the Board.

The Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time of those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

Timothy Plan Notes to Financial Statements [20]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

In September 2006, Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C. Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. Federal Income Taxes.

It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders, therefore, no federal income tax provision is required.

In June 2006, FASB issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds has evaluated its current tax positions and does not believe the adoption of FIN 48 has an impact on the financial statements of the Funds.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Timothy Plan Notes to Financial Statements [21]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

G. Expenses.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis (as determined by the Board).

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2007:

funds	purchases	sales
Conservative Growth Portfolio	$16,334,006	$9,014,834
Strategic Growth Portfolio	$6,739,829	$5,947,565

Timothy Plan Notes to Financial Statements [22]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the Investment Adviser for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 27, 2007. TPL supervises the investment of the assets of each Funds’ portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2007 were $14,906 and $7,749 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $2,708 and $1,363, respectively, at June 30, 2007. An officer and trustee of the Funds is also an officer of the Adviser.

TPL has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through April 30, 2008. The Funds have agreed to repay these expenses in the first, second and third fiscal years following the year of the waivers/reimbursements, to the extent the total expenses of the Funds for any such year or years do not exceed the expense limitation of 0.85%.

At December 31, 2006, there were no cumulative amounts available for recoupment that were previously paid and/or waived by TPL on behalf of the Funds.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2007, American United Life Insurance Co. (“AUL”) held for the benefit of others in aggregate, approximately 80% of Conservative Growth Portfolio and approximately 52% of Strategic Growth Portfolio; Annuity Investors Life Insurance Co. (“AILIC”) held for the benefit of others in aggregate, approximately 20% of Conservative Growth Portfolio and approximately 48% of Strategic Growth Portfolio.

The Trust and TPL have entered into Participation Agreements with AUL and AILIC. Under the Participation Agreements, AUL and AILIC maintain the records related to the Funds’ shares in the insurance company separate accounts, process all purchases and redemptions within the accounts, and provide other administrative and shareholder services for an administrative services fees of 0.25% of each Fund’s assets.

Note 5 – Unrealized Appreciation (Depreciation)

At June 30, 2007, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	appreciation	depreciation	net app. /dep.
Conservative Growth	$31,996,287	$1,383,496	$(371,189)	$1,012,307
Strategic Growth	$15,023,585	$1,489,265	$(41,654)	$1,447,611

Timothy Plan Notes to Financial Statements [23]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 6 – Distributions to Shareholders

The tax characteristics of distributions paid during 2005 and 2006 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
2006
Ordinary Income	$727,875	$261,404
Short-Term Capital Gains	21,033	—
Long-term Capital Gains	576,799	540,046

	$1,325,707	$801,450

2005
Ordinary Income	$23,564	$—
Long-term Capital Gains	22,070	161,628

	$45,634	$161,628

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
Undistributed Ordinary Income	$2,504	$—
Undistributed Long-Term Capital Gains	692,298	660,666
Unrealized Appreciation*	828,120	1,057,090

	$1,522,922	$1,717,756

*	The differences between book-basis and tax-basis unrealized appreciation are attributable to differing treatments of wash sales.

Timothy Plan Notes to Financial Statements [24]

DISCLOSURES

June 30, 2007 (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

BOARD ANNUAL APPROVAL/RENEWALS OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 23, 2007. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the TPL’s experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to TPL’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2006. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that TPL currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that TPL had been subsidizing many of the Funds’ operations since their inception at significant expense to TPL, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that TPL’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and TPL’s performance in monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under-performance during periods when that style was out of favor. The Board noted with approval TPL’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that TPL’s business was devoted exclusively to serving the Funds, and that TPL did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval TPL’s past activities on monitoring the performance of the Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Timothy Plan Disclosures [25]

DISCLOSURES

June 30, 2007 (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures [26]

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISER

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Unified Fund Services, Inc.

431 N Pennsylvania St.

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7525

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Unified Fund Services, Inc.

431 N Pennsylvania Street

Indianapolis, IN 46204

(800) 662-0201

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 23, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By
*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 8/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 8/30/07

By
*	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date 8/30/07